Pay vs Performance Disclosure - USD ($)		2 Months Ended	10 Months Ended	12 Months Ended			34 Months Ended
		Dec. 31, 2024	Nov. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 11, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (a)	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (John Terwilliger) (1) (b)	Summary Compensation Table Total for PEO (Peter Longo) (1) (b)	Compensation Actually Paid to PEO (John Terwilliger)(2) (c)	Compensation Actually Paid to PEO (Peter Longo)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5) (f)	Net Income (Loss) (millions) (6) (h)
2024	$261,225	$51,883	$261,225	$53,205	n/a	n/a	$9.79	$(8.22)
2023	$442,940	n/a	$442,940	n/a	n/a	n/a	$25.17	$(3.21)
2022	$352,725	n/a	$751,294	n/a	n/a	n/a	$140.56	$(0.74)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Terwilliger and Mr. Longo for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Executive Compensation Table.”
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Terwilliger and Mr. Longo, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Terwilliger and Mr. Longo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Terwilliger’s and Mr. Longo’s total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount					$ 442,940	$ 352,725
PEO Actually Paid Compensation Amount					442,940	751,294
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2024 (John Terwilliger)	$261,225	$0	$0	$261,225
2024 (Peter Longo)	$51,883	$27,833	$29,205	$53,205
2023	$442,940	$0	$0	$442,940
2022	$352,725	$0	$398,569	$751,294

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Non-PEO NEO Average Total Compensation Amount	[1]
Non-PEO NEO Average Compensation Actually Paid Amount	[2]
Equity Valuation Assumption Difference, Footnote [Text Block]

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$23,629	$0	$5,577	$0	$0	$0	$29,205
2023	$0	$0	$0	$0	$0	$0	$0
2022	$0	$0	$0	$398,569	$0	$0	$398,569

(3)	The Company did not have any other named executive officers in the covered fiscal years.
(4)	The Company did not have any other named executive officers in the covered fiscal years.
(5)	The cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards during the fiscal years ended December 31, 2024, 2023 or 2022.
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graphs show the relationship between the executive compensation actually paid (“CAP”) for our PEO and our total shareholder return and net income over the prior three fiscal years ending December 31, 2024, 2023 and 2022, as reported in the tables above. Total shareholder return values are measured from December 31, 2021, based on an assumed fixed investment of $100.

Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[3]			$ 9.79	25.17	140.56
Net Income (Loss) Attributable to Parent	[4]			(8,220,000)	(3,210,000)	(740,000)
Adjustment to Compensation Amount				29,205	0	398,569
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]				0
Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]				0	398,569
Change in Fai rValue of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]					0
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				23,629	0	0
Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,577	0	0
Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	398,569
Fair Value at End of Prior Year of Equity Awards That Failed to Meet Vesting Conditions in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0	0	0
John Terwilliger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]		$ 261,225		442,940	352,725
PEO Actually Paid Compensation Amount	[8]		261,225		442,940	751,294
PEO Name							Mr. Terwilliger
John Terwilliger [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		0
John Terwilliger [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]		$ 0
Peter Longo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	$ 51,883
PEO Actually Paid Compensation Amount	[8]	$ 53,205
PEO Name		Mr. Longo
Peter Longo [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ 27,833
Peter Longo [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ 29,205

[1]	The Company did not have any other named executive officers in the covered fiscal years.
[2]	The Company did not have any other named executive officers in the covered fiscal years.
[3]	The cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards during the fiscal years ended December 31, 2024, 2023 or 2022.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[5]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
[6]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[7]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Terwilliger and Mr. Longo for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Executive Compensation Table.”
[8]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Terwilliger and Mr. Longo, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Terwilliger and Mr. Longo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Terwilliger’s and Mr. Longo’s total compensation for each year to determine the compensation actually paid: